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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-37562


                        SUPPLEMENT TO THE PROSPECTUS OF
         MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

                            DATED FEBRUARY 25, 2000


     As of July 24, 2000, shares of the following Series are no longer offered:

     o  California Series
     o  Massachusetts Series
     o  Michigan Series
     o  Minnesota Series
     o  New York Series
     o  Ohio Series


July 24, 2000